UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-8544

FPA Funds Trust’s FPA Crescent Fund
(Exact name of registrant as specified in charter)

11601 Wilshire Boulevard, Suite 1200, Los Angeles, California		90025
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Funds Trust, 11601 Wilshire Boulevard, Suite 1200, Los Angeles, California 90025
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

ITEM 1. Schedule of Investments.

FPA Funds Trust’s

FPA Crescent Fund

Portfolio of Investments

September 30, 2014 (Unaudited)

COMMON STOCKS — LONG	Shares or Principal Amount	Fair Value

TECHNOLOGY — 13.8%
Analog Devices, Inc.	3,522,000	$174,303,780
Arris Group, Inc.*	5,589,000	158,448,150
Check Point Software Technologies Ltd.*	2,190,000	151,635,600
Cisco Systems, Inc.	10,337,200	260,187,324
Google Inc. (Class A)*	215,700	126,920,037
Google Inc. (Class C)*	215,700	124,536,552
Intel Corporation	3,815,000	132,838,300
Microsoft Corporation	14,198,300	658,233,188
Oracle Corporation	14,440,000	553,052,000
QUALCOMM, Inc.	1,800,000	134,586,000
TE Connectivity Ltd	2,925,000	161,723,250
		$2,636,464,181
FINANCIAL SERVICES — 8.5%
Alleghany Corporation*	268,776	$112,388,684
American International Group, Inc.	6,445,000	348,158,900
Aon Corporation (Great Britain)	5,995,000	525,581,650
Bank of America Corporation	9,845,400	167,864,070
The Bank Of New York Mellon Corporation	1,021,000	39,543,330
CIT Group Inc.	2,271,600	104,402,736
Citigroup Inc.	6,360,000	329,575,200
		$1,627,514,570
HEALTH CARE — 6.6%
Carefusion Corporation *	3,090,000	$139,822,500
Covidien plc (Ireland)	4,559,929	394,479,458
Johnson & Johnson	1,385,000	147,627,150
Thermo Fisher Scientific Inc.	3,315,000	403,435,500
WellPoint, Inc.	1,430,000	171,056,600
		$1,256,421,208
INDUSTRIAL PRODUCTS — 5.6%
Alcoa Inc.	19,175,000	$308,525,750
Henkel AG &Co. KGaA (Germany)	1,061,150	99,163,831
Joy Global Inc	2,730,300	148,910,562
Meggitt plc (Great Britain)	26,146,609	191,246,757
MMC Norilsk Nickel OJSC (ADR) (Russia)	2,023,614	37,740,401
Norsk Hydro ASA (Norway)	18,509,865	103,531,228
Owens-Illinois, Inc. *	5,820,900	151,634,445
Sound Holding FP Luxembourg *,**,††	1,146,250	36,689,858
		$1,077,442,832
ENERGY — 5.3%
Bennu Oil & Gas LLC - A *, **	511,472	$33,501,422
Bennu Oil & Gas LLC - B *, **	72,957	—
Canadian Natural Resouces Limited (Canada)	5,176,500	201,055,260
Gazprom OAO (ADR) (Russia)	12,473,700	87,814,848
Groupe Bruxelles Lambert S.A. (ADR) (Belgium)	2,358,735	216,162,259
LUKoil OAO (ADR) (Russia)	1,288,000	65,688,000
Occidental Petroleum Corporation	3,688,700	354,668,505
Rosneft Oil Company GDRS (Reg S) (Russia)	5,705,000	33,243,035
Surgutneftegas OAO — (Preference Shares) (Russia)	37,935,000	26,152,389
		$1,018,285,718
RETAILING — 3.5%
CVS Caremark Corporation	6,805,000	$541,609,950
Walgreen Co.	2,175,000	128,912,250
		$670,522,200
CONSUMER NON-DURABLE GOODS — 3.2%
Anheuser-Busch InBev SA/NV (ADR) (Belgium)	1,990,000	$220,591,500
Orkla ASA (Norway)	23,328,978	210,940,619
Unilever N.V. (Netherlands)	4,300,000	171,236,320
		$602,768,439
TELECOMMUNICATIONS — 2.2%
Naspers Ltd. N Stock (South Africa)	3,001,708	$331,126,514
Vodafone Group Plc	2,814,699	92,575,450
		$423,701,964
ADVERTISING — 1.9%
The Interpublic Group of Companies	8,974,000	$164,403,680

WPP plc (Great Britain)	10,134,960	203,728,912
		$368,132,592
MULTI-INDUSTRY — 0.5%
Jardine Matheson Holdings Limited (Bermuda)	564,700	$33,656,120
Jardine Strategic Holdings Limited (Bermuda)	1,951,900	68,023,715
		$101,679,835
REAL ESTATE — 0.5%
Genting Malaysia Berhad (Malaysia)	67,555,200	$86,078,836

OTHER COMMON STOCKS — 3.6%		$695,352,026

TOTAL COMMON STOCKS — LONG — 55.2% (Cost $7,454,534,749)		$10,564,364,401

LIMITED PARTNERSHIP — 1.0% (Cost $165,838,807)
Endeavour Regional Bank Opportunities Fund, L.P. **,††	$125,483,892	$141,880,370
U.S. Farming Realty Trust, L.P **,††	35,000,000	41,053,635
U.S. Farming Realty Trust II, L.P. **,††	7,631,441	7,969,277
		$190,903,282

CURRENCY DERIVATIVES/FUTURES — 0.1% (Cost $14,624,838)
JPY Put —Strike $95; expires 03/24/22; $194,350,000* (Barclays Capital counterparty)		$18,653,713

BONDS & DEBENTURES

CREDIT- FIXED INCOME
CONVERTIBLE BONDS & DEBENTURES
INDUSTRIAL PRODUCTS — 0.1%
Navistar International Corporation — 3.75% 2014	$9,259,000	$9,131,689

NON-CONVERTIBLE BONDS & DEBENTURES
ENERGY— 1.1%
ATP Oil & Gas Corporation — 11.875% 2015*	136,899,000	1,505,889
ATP Oil & Gas Corporation — 14.5% 2014 Term Loan (Floating)**,††	13,543,950	135,439
Shell International Finance B.V. — 3.1% 2015	74,187,000	75,678,366
Total Capital S.A.— 3% 2015	96,882,000	98,670,045
XTO Energy — 5.3% 2015	38,688,000	40,112,647
		$216,102,386
CONSUMER NON-DURABLE GOODS — 1.1%
Anheuser-Busch InBev — 4.125% 2015	$62,395,000	$63,070,588
Anheuser-Busch InBev — 5.375% 2014	19,748,000	19,854,837
The Coca-Cola Company — 0.75% 2015	54,490,000	54,610,674
McDonald’s Corporation — 0.75% 2015	22,072,000	22,137,333
PepsiCo Inc. — 0.75% 2015	29,223,000	29,270,677
PepsiCo Inc. — 3.10% 2015	21,822,000	21,993,124
		$210,937,233
HEALTH CARE — 1.1%
GlaxoSmithKline Capital, Inc. — 0.75% 2015	$49,690,000	$49,801,708
Novartis Capital Corporation — 2.9% 2015	46,445,000	47,132,251
Pfizer Inc. — 5.35% 2015	91,532,000	93,585,621
Teva Pharmaceutical Industries Ltd. — 3% 2015	7,325,000	7,452,251
		$197,971,831
RETAILING — 0.9%
Sears Holdings Corporation — 6.625% 2018	$71,151,000	$63,680,145
Wal-Mart Stores, Inc. — 4.50% 2015	17,740,000	18,288,528
The Walt Disney Company — 0.875% 2014	95,834,000	95,934,607
		177,903,280
FINANCIAL SERVICES — 0.8%
BP Capital Markets plc — 3.875% 2015	$82,202,000	$83,462,995
iStar Financial Inc.
— 5.85% 2017	4,964,000	5,100,014
— 5.875% 2016	18,836,000	19,479,249
— 6.05% 2015	6,930,000	7,041,227
Springleaf Financial Services
— 5.75% 2016	5,216,000	5,398,560
— 6.5% 2017	8,980,000	9,473,900
— 6.9% 2017	15,366,000	16,518,450
		$146,474,395
TECHNOLOGY — 0.7%

The International Business Machines Corporation — 0.55% 2015		$64,385,000	$64,445,850
The International Business Machines Corporation — 0.875% 2014		69,240,000	69,271,310
			$133,717,160
INDUSTRIAL PRODUCTS- 0.5%
E.I. du Pont de Nemours and Company — 3.25% 2015		$28,170,000	$28,397,250
General Dynamics Corporation — 1.375% 2015		30,371,000	30,486,628
The Boeing Company — 3.5% 2015		32,718,000	33,095,726
United Technologies Corporation — 4.875% 2015		9,046,000	9,282,530
			$101,262,134
MULTI-INDUSTRY — 0.5%
Berkshire Hathaway Inc. — 3.20% 2015		$68,672,000	$69,387,782
Berkshire Hathaway Inc. — 4.85% 2015		29,566,000	29,950,813
			$99,338,595
MASS MEDIA — 0.4%
Comcast Corporation — 6.5% 2015		$63,566,000	$64,657,377
NBCUniversal Media, LLC — 3.65% 2015		11,704,000	11,925,032
			$76,582,409
REAL ESTATE— 0.3%
Real Estate Loan Participation
RELP 1 — 12% 2016 **,††		$7,976,209	$7,976,209
RELP 2 — 9% 2015 **,††		13,509,747	13,509,747
RELP 3 — 9.75% 2015 **,††		12,550,669	12,550,669
RELP 4 — 9% 2015 **,††		2,576,782	2,576,782
RELP 5 — 9.5% 2016 **,††		2,371,029	2,371,029
RELP 6 — 9.5% 2016 **,††		20,753,790	20,753,790
RELP 7 — 11.25% 2017 **,††		1,097,134	$1,097,134
			60,835,360

TOTAL CREDIT- FIXED INCOME — 7.5%			$1,430,256,472

U.S. GOVERNMENT & AGENCIES — 29.9%
Federal National Mortgage Association — 7.5% 2028		$27,626	$31,234
U.S. Treasury Notes
— 0.25% 2014		100,000,000	100,031,740
— 0.25% 2014		150,000,000	150,058,590
— 0.25% 2014 †		200,000,000	200,033,200
— 0.25% 2015		175,000,000	175,225,593
— 0.25% 2015		175,000,000	175,233,275
— 0.25% 2015		250,000,000	250,150,150
— 0.25% 2015		250,000,000	250,292,975
— 0.25% 2015		270,000,000	270,320,355
— 0.25% 2015		300,000,000	300,234,360
— 0.25% 2015		300,000,000	300,291,510
— 0.375% 2014		250,000,000	250,097,650
— 0.375% 2015		200,000,000	200,507,820
— 0.375% 2015		290,000,000	290,430,476
— 0.375% 2015		300,000,000	300,508,290
— 0.375% 2015 †		265,000,000	265,569,326
— 1.75% 2015		440,000,000	446,013,480
— 1.875% 2015 †		275,000,000	278,681,893
— 2.125% 2014		230,000,000	230,785,013
— 2.125% 2015		255,000,000	258,475,115
— 2.25% 2015		240,000,000	241,744,920
— 2.375% 2015		265,000,000	267,543,894
— 2.50% 2015		300,000,000	304,252,440
— 4.25% 2015		200,000,000	207,198,240
TOTAL U.S. GOVERNMENT & AGENCIES			$5,713,711,539

INTERNATIONAL GOVERNMENT & AGENCIES — 1.0%
Singapore Treasury Bills — 0.21% 2015	SGD	252,000,000	$197,135,618

MORTGAGE-BACKED SECURITIES —1.8%
Stanwich Mortgage Loan Trust Series
2009-2 — 11.21% 2049**,††		$3,938,903	$1,761,477
2010-1A — 27.93% 2047**,††		2,955,947	1,495,118
2010-2A — 15.67% 2057**,††		19,005,079	9,582,361
2010-3A — 24.62% 2038**,††		10,388,848	5,197,541
2010-4A — 0% 2049**,††		16,261,660	8,212,139
2011-1A — 2.96% 2050**,††		27,630,013	14,572,870

2011-2A —0% 2050**,††	15,924,053	8,522,617
2012-2A — 0% 2047**,††	14,208,373	6,038,559
2012-4A — 10.44% 2051**,††	17,942,902	8,253,735
Florida Mortgage Resolution Trust Series 2012-4A— 0.01% 2050 **,††	583,459	214,653
Sunset Mortgage Loan Company 2014 NPL-1 A — 3.23% 2044**	280,303,152	280,411,236
		$344,262,306
TOTAL BONDS & DEBENTURES — 40.2% (Cost $7,759,563,520)		$7,685,365,935

TOTAL INVESTMENT SECURITIES — 96.5% (Cost $15,394,561,914)		$18,459,287,331

SHORT-TERM INVESTMENTS — 3.7%
Short-term Corporate Notes:
Exxon Mobil Corporation
— 0.06% 10/03/14	$60,000,000	$59,999,800
— 0.06% 10/07/14	50,000,000	49,999,500
— 0.06% 10/16/14	50,000,000	49,998,750
— 0.06% 10/23/14	50,000,000	49,998,167
— 0.06% 10/27/14	50,000,000	49,997,833
— 0.06% 11/03/14	50,000,000	49,997,250
— 0.06% 11/05/14	70,000,000	69,995,917
— 0.07% 10/02/14	80,000,000	79,999,845
— 0.07% 10/09/14	60,000,000	59,999,067
— 0.08% 11/07/14	80,000,000	79,993,422
State Street Bank Repurchase Agreement— 0.00% 10/01/14 (Dated 09/30/2014, repurchase price of $100,619,000 collateralized by $103,540,000 principal amount U.S. Treasury Note— 2% 2021, fair value $102,634,025)	100,619,000	100,619,000
TOTAL SHORT-TERM INVESTMENTS (Cost $700,598,551)		$700,598,551

TOTAL INVESTMENTS — 100.2% (Cost $16,095,160,465)		$19,159,885,882

SECURITIES SOLD SHORT
COMMON STOCKS SOLD SHORT — (3.1)%
Avalonbay Communities, Inc.	(100,400)	$(14,153,388)
Baytex Energy Corp.	(113,500)	(4,295,146)
ConocoPhilips	(352,000)	(26,935,040)
Crescent Point Energy Corp.	(150,000)	(5,413,875)
Essex Propertry Trust, Inc.	(88,200)	(15,765,750)
Federal Realty Investment Trust	(107,300)	(12,710,758)
HCP, Inc.	(226,700)	(9,002,257)
Hospitality Properties Trust	(182,300)	(4,894,755)
Pennsylvania Real Estate Investment Trust	(600,000)	(11,964,000)
PharMerica Corporation *	(320,700)	(7,834,701)
Pitney Bowes Inc.	(401,000)	(10,020,990)
Energy Select Sector SPDR Fund	(863,000)	(78,205,060)
SPDR S&P Oil & Gas Exploration & Production ETF	(377,000)	(25,948,910)
Tencent Holdings Limited (Hong Kong)	(23,869,500)	(355,054,039)
Ventas Inc.	(61,800)	(3,828,510)
		$(586,027,179)

OTHER COMMON STOCKS SOLD SHORT — (1.5)%		$(287,588,171)

TOTAL COMMON STOCKS SOLD SHORT — (4.6)% (Proceeds $856,868,321)		$(873,615,350)

Other assets less liabilities, net — 4.4%		$842,181,187
NET ASSETS — 100.0% — NOTE 2		$19,128,451,719

*	Non-income producing security.

**	Restricted securities. These restricted securities constituted 3.5% of total net assets at September 30, 2014.

†	Security segregated as collateral for securities sold short.

††

These securities have been valued in good faith under policies adopted by authority of the Board of Trustees in accordance with the Fund’s fair value procedures. These securities constituted 1.8% of total net assets at September 30, 2014.

The Fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Securities that are unlisted and fixed-income and convertible securities listed on a national securities exchange for which the over-the-counter market more accurately reflects the securities’ value in the judgment of the Fund’s officers, are valued at the most recent bid price. Short-term corporate notes with maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates fair value.

Securities for which representative market quotations are not readily available or are considered unreliable by the Adviser are valued as determined in good faith under procedures adopted by authority of the Fund’s Board of Trustees. Various inputs may be reviewed in order to make a good faith determination of a security’s value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations of investments that would have been used had greater market activity occurred.

The Fund classifies its assets based on three valuation methodologies. Level 1 values are based on quoted market prices in active markets for identical assets. Level 2 values are based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 values are based on significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of September 30, 2014:

Investments	Level 1	Level 2	Level 3	Total
Common Stocks — Long	$10,494,173,121	—	$70,191,280	$10,564,364,401
Limited Partnerships	—	—	190,903,282	190,903,282
Credit Bonds & Debentures	—	$1,369,285,673	60,970,799	1,430,256,472
U.S. Government & Agencies	—	5,713,711,539	—	5,713,711,539
International Government & Agencies	—	197,135,618	—	197,135,618
Mortgage-Backed Securities	—	280,411,236	63,851,070	344,262,306
Short-Term Investments	—	700,598,551	—	700,598,551
	$10,494,173,121	$8,270,274,306	$385,916,431	$19,141,232,169
Currency Options (currency risk)	$—	$18,653,713	$—	$18,653,713
Forward foreign currency contracts (currency risk)
Receivable	—	5,723,001	—	5,723,001
Payable	—	—	—	—
	$—	$24,376,714	$—	$24,376,714
Common Stocks Sold Short	$(873,615,350)	—	—	$(873,615,350)

The following table summarizes the Fund’s Level 3 investment securities and related transactions during the period ended September 30, 2014:

Investment	Beginning Value at December 31, 2013	Net Realized and Unrealized Gains (Losses)*	Purchases	(Sales)	Gross Transfers In (Out)	Ending Value at September 30, 2014	Net Change in Unrealized Appreciation (Depreciation) related to Investments held at September 30, 2014

Common Stocks — Long	$9,295,858	$(7,074,613)	$34,468,613	—	$33,501,422	$70,191,280	$(5,795,933)
Limited Partnership	175,920,571	2,892,404	30,358,476	$(18,268,169)	—	190,903,282	3,409,808
Credit Bonds & Debentures	26,007,445	(200,840)	35,958,829	(794,635)	—	60,970,799	(397,511)
Mortgage-Backed Securities	81,356,636	18,568,306	—	(36,073,872)	—	63,851,070	(283,560)
	$283,284,652	$21,259,870	$66,317,305	$(55,136,676)	—	$385,916,431	$(3,067,196)

*Net realized and unrealized gains (losses) are included in the related amounts in the statement of operations

Level 3 Valuation Process: Investments classified within Level 3 of the fair value hierarchy are valued by the Adviser in good faith under procedures adopted by authority of the Fund’s Board of Trustees. The Adviser employs various methods to determine fair valuations including regular review of key inputs and assumptions, and review of related market activity, if any. However, there are generally no observable trade activities in these securities. The Adviser reports to the Board of Trustees at their regularly scheduled quarterly meetings, or more often if warranted. The report includes a summary of the results of the process, the key inputs and assumptions noted, and any changes to the inputs and assumptions used. When appropriate, the Adviser will recommend changes to the procedures and process employed. The value determined for an investment using the fair value procedures may differ significantly from the value realized upon the sale of such investment.

Transfers of investments between different levels of the fair value hierarchy are recorded at market value as of the end of the reporting period. There were no transfers between Level 1 and Level 2 during the period ended September 30, 2014. There was a transfer of $33,501,422 into Level 3 during the period ended September 30, 2014. The transfer is largely a result of a change in the number of brokers providing daily quotes and a change in the availability of observable inputs.

The following table summarizes the quantitative inputs and assumptions used for items categorized as items categorized as Level 3 of the fair value hierarchy as of September 30, 2014:

Financial Assets	Fair Value at September 30, 2014	Valuation Technique(s)	Unobservable Inputs	Price/Range

Common Stocks- Long	$36,689,858	Most Recent Capitlization (Funding)*	Private Financing	$32.01

	$33,501,422	Third-Party Broker Quote**	Quotes/Prices	$65.50

Limited Partnerships	$141,880,370	NAV as Practical Expedient***	N/A	$113.07

	$41,053,635	NAV as Practical Expedient***	N/A	$117.30

	$7,969,277	NAV as Practical Expedient***	N/A	$104.43

Credit Bonds & Debentures	$60,835,360	Most Recent Capitlization (Funding)*	Private Financing	$100.00

	$135,439	Third-Party Broker Quote**	Quotes/Prices	$1.00

Mortgage-Backed Securities	$63,851,070	Methods of Comparables/Consensus Pricing****	Quotes/Prices	$41.07- $58.66
			Discount	4.0%-26.3% (1.4%)

*The significant unobservable inputs used in the fair value measurement of the Fund’s Private Investment shares are based on its most recent funding. If the financial condition of the underlying assets were to deteriorate, or if the market comparables were to fall, the value of this investment would be lower.

** The Third-Party Broker Quote technique involves obtaining an independent third-party broker quote for the security.

*** No adjustments were made to the NAV provided by the administrator of the Limited Partnerships. Adjustments to the NAV would be considered if the practical expedient NAV was not as of Fund’s measurement date; it was probable that the Limited Partnerships would be sold at a value materially different than the reported expedient NAV; or it was determined in accordance with the Fund’s valuation procedures that the Limited Partnerships are not being reported at fair value.

**** The Pricing Model technique for Level 3 securities involves preparing a proprietary broker price opinion (BPO) model using valuation information provided by the loan servicer based on local market resources and sales trends published by the National Association of Realtors, and a broker, and then applying an appropriate discount to that valuation. The discount reflects market conditions such as lack of liquidity of the investment, the costs associated with foreclosure and liquidation, the historical performance of the loan pool and the characteristics of the remaining loans including whether or not the loans are performing.

Forward foreign currency contracts: Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund’s transactions in forward foreign currency contracts are limited to transaction and portfolio hedging. The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Forward foreign currency contracts are valued daily at the foreign exchange rates as of the close of the New York Stock Exchange.

At September 30, 2014, the Fund, held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is either Barclays Capital (BC) or State Street Bank and Trust (SSB), as follows:

Foreign Currency Sold	Local Contract Amount	Settlement Date	Valuation at March 31, 2014	Unrealized Appreciation/ (Depreciation)

Euro (BC)	118,300,000	12/23/2014	$149,412,900	$2,535,169
Singapore Dollar (SSB)	252,000,000	5/4/2015	197,538,606	3,187,832

Total Appreciation			$346,951,506	$5,723,001

NOTE 2 — Federal Income Tax

The aggregate cost of investment securities (excluding securities sold short) was $15,434,059,451 for Federal income tax purposes. Net unrealized appreciation for Federal income tax for those investment securities consists of:

Gross unrealized appreciation:	$3,257,207,319
Gross unrealized depreciation:	(231,979,439)
Net unrealized appreciation:	$3,025,227,880

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                 The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                 Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange  Act of  1934  and  the  Investment  Company  Act  of  1940,  the registrant has duly caused this report to be signed  on  its behalf by the undersigned, thereunto duly authorized.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ J. Richard Atwood
J. Richard Atwood, Treasurer
(Principal Executive Officer)

Date:	November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities  and  on  the  dates indicated.

FPA FUNDS TRUST’S FPA CRESCENT FUND

By:	/s/ J. Richard Atwood
J. Richard Atwood, Treasurer
(Principal Executive Officer)

Date:	November 26, 2014

By:	/s/ E. Lake Setzler III
E. Lake Setzler III, Assistant Treasurer
(Principal Financial Officer)

Date:	November 26, 2014